Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Related Party Transactions
35.
Related party transactions

The Company entered into the following related party transactions during the periods noted, in addition to those disclosed in note 19 relating to the Company’s joint venture.

A member of key management personnel jointly controls a company that owns property leased to SNDL for one of its retail liquor stores. The lease term is from November 1, 2017 to October 31, 2027 and includes extension terms from November 1, 2027 to October 31, 2032 and November 1, 2032 to October 31, 2037. Monthly rent for the location includes base rent, common area costs and sign rent. The rent amounts are subject to increases in accordance with the executed lease agreement. For the year ended December 31, 2023, the Company paid $167.0 thousand in total rent with respect to this lease (March 31, 2022 to December 31, 2022 — $117.9 thousand).

Compensation of key management personnel

The Company considers directors and officers of the Company as key management personnel.

	Year ended December 31
	2023	2022
Salaries and short-term benefits	7,255	4,505
Share-based compensation	9,237	5,871
	16,492	10,376